SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Dividends paid			$ 20,025	$ 20,149
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		$ 2,607	$ 1,212
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted		$ 12.32
Intrinsic value of options exercised		$ 6,465
Unrecognized compensation cost	$ 9,743	$ 9,743
Unrecognized compensation cost, weighted-average recognition period		1 year 4 months 17 days
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	900,000
Options and restricted stock units outstanding	1,040,585	1,040,585
Ordinary shares reserved for issuance	1,304,910	1,304,910